ACQUISITION OF WILSON-DAVIS - Pro forma financial information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ACQUISITION OF WILSON-DAVIS
Total revenue	$ 1,834,164	$ 5,247,150	$ 8,258,254	$ 9,527,324
Net loss	$ (1,575,799)	$ (23,878,060)	$ (4,695,016)	$ (90,186,458)
Weighted average shares, Basic	11,801,759	11,801,759	11,801,759	11,906,245
Weighted average shares, Diluted	11,801,759	11,801,759	11,801,759	11,906,245
Net loss per shares: Basic	$ (0.13)	$ (2.02)	$ (0.4)	$ (8.87)
Net loss per shares: Diluted	$ (0.13)	$ (2.02)	$ (0.4)	$ (8.87)